Significant Accounting Judgments, Estimates and Assumptions	12 Months Ended
Dec. 31, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Significant Accounting Judgments, Estimates and Assumptions

3	Significant Accounting Judgments, Estimates and Assumptions
The preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, the accompanying disclosures and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.
Significant accounting judgement as well as key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below. We based our assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Revenues from Contracts with Customers
We applied the following judgments, estimates and assumptions that significantly affect the determination of the amount and timing of revenues from contracts with customers:
Identification and Determination of Performance Obligations
We generate revenues from collaboration and license agreements, which contain multiple elements, including licenses to use, research, develop, manufacture and commercialize candidates and products, research and development services as well as obligations to develop and manufacture preclinical and clinical material and products. We determined that those collaboration and license agreements qualify as contracts with customers. A contract is an agreement between two or more parties that establishes enforceable rights and obligations. At inception of each agreement, we apply judgment when determining which promises represent distinct performance obligations. If promises are not distinct, they are combined until the bundle of promised goods and services is distinct. For some agreements, this results in accounting for goods and services promised in a collaboration and license agreement as a single performance obligation with a single measure of progress. For these combined performance obligations, we assess which of these promises is the predominant promise to determine the nature of the performance obligation. When licenses are granted, we determined that the grant of the license is the predominant promise within the combined performance obligations. It is assessed that we grant our customers a right to access or a right to use our intellectual property due to the collaboration and license agreements.
Measurement of the Transaction Price
Our collaboration and license agreements often include variable considerations, which are contingent on the occurrence or non-occurrence
of a future event
(i.e.
, reaching a certain milestone). When determining deferred revenues of a collaboration and license agreement, we need to estimate the amount of consideration to which we will be entitled in exchange for transferring the promised goods or services to our customers.
As there are usually only two possible outcomes (i.e., milestone is reached or not), we have assessed that the method of the most likely amount is the best method to predict the amount of consideration to which we will be entitled. At contract inception, the most likely amount for milestone payments is estimated to be zero. We have assessed that the likelihood of achieving the respective milestone decreases depending on how far the expected date of achieving the milestone lies in the future. At each reporting date, we use judgment to determine when to include variable consideration in the transaction price, such that it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with respect to the variable consideration is subsequently resolved. We have concluded that future milestone payments are fully constrained at the end of the current fiscal year.
Future milestone payments would become unconstrained at the satisfaction of the milestone event, specifically a development event, a regulatory approval or achievement of a sales milestone.
Allocation of the Transaction Price to Performance Obligations and Revenue Recognition as Performance Obligations are Satisfied
We allocate the transaction price to performance obligations based on their relative standalone selling prices, which are generally based on our best estimates and interpretations of facts and circumstances of each contractual agreement and may require significant judgment to determine appropriate allocation.
Upfront payments and reimbursement for expenses are initially deferred on our consolidated statements of financial position. We assessed that no significant financing component exists within our collaboration agreements since the overall business purpose of advanced payments is to support the payment structure other than to provide a significant benefit of financing. For performance obligations in which the costs vary based on progress, an input-based measure considering cost incurred depicts most reliably the progress of the related research activities. In other cases, revenue recognition on a straight-line basis may most reliably depict our performance toward complete satisfaction. If the contractual activities progress, the achievement of development milestones will be used to measure the progress toward complete satisfaction. We evaluate the measure of progress each reporting period and, if necessary, adjust the measure of performance and related revenue recognition. Any such adjustments are recorded on a cumulative catch-up
basis, which would affect revenues and net loss in the period of adjustment.

Upon successfully commercializing a pharmaceutical product, the collaboration and license agreements also provide for additional profit-sharing or tiered royalties earned when customers recognize net sales of licensed products as well as sales milestone payments. Revenue is recognized based on the sales-based or usage-based royalty exemption;
i.e.
when, or as, the underlying sales occur, which is when the performance obligation has been satisfied.
Principal-Agent Considerations
Collaboration agreements that involve two or more partners who contribute to the provision of a specific good or service to a customer are assessed in terms of principal-agent considerations. Under our current collaboration agreements, the allocation of marketing and distribution rights defines territories in which the collaboration partner acts as a principal respectively. We recognize revenue net based on the collaboration partners’ gross profit in territories where the partner is responsible for supply and on a gross basis when directly supplying our customers in our territories when control has been transferred. Amounts paid to collaboration partners for their share of our profits earned where we are the principal in the transaction are recorded as cost of sales.
Pfizer Agreement Characteristics
With respect to our collaboration with Pfizer, commercial revenues are recognized based on our collaboration partners’ gross profit from
COVID-19
vaccine sales, which is shared under the respective collaboration agreement. In determining commercial revenues pursuant to this collaboration agreement, we are reliant on our collaboration partner for details regarding its gross profit for the period at hand. Certain of the information which our collaboration partner provides us with to identify the gross profit are, by necessity, preliminary and subject to change.
Pfizer’s gross profit shares are calculated based on sales and include consideration of transfer prices. The latter includes manufacturing and shipping costs, which represent standard prices and include mark-ups
on manufacturing costs as specified by the terms of the agreement. Manufacturing and shipping cost variances were considered as far as those have been identified. Nevertheless, those input parameters may be adjusted once actual costs are determined. The sales as reported by Pfizer have been used to estimate license obligations in terms of royalties and sales milestones. Sales milestones and royalties are recognized as they are earned by the partners. Sales milestones are shared equally, while royalty payments are borne by the partners on the basis of revenues in the territories for which the partners are responsible and subsequently deducted as cost under the gross profit shared. The estimated royalty fees applied to net sales reflect the license obligations to the extent currently identified from third party contractual arrangements. Changes in estimates are accounted for prospectively, when determined.
Manufacturing cost variances include expenses from unused contract manufacturing capacities and overstock inventories finally scrapped. As only materialized costs – which means manufacturing capacities finally lapsed or inventories finally scrapped – are cash-effectively shared with the partner, the gross profit share impact is anticipated once assessed as highly probable to occur. Any changes to this assessment will be recognized prospectively.
Pfizer’s determination of manufacturing and shipping costs also affects the transfer prices that have been charged to
COVID-19
vaccine supplies that it manufactures and supplies to us and may be subject to adjustment whenever manufacturing and shipping cost variances are identified. Likewise, our own cost of sales and the respective gross profit share owed to our partner may be adjusted prospectively, when changes are determined.
For the carrying amounts of the revenue recognition-related contract balances, see Note 6. Judgment is required in determining whether a right to consideration is unconditional and thus qualifies as a receivable.
Provisions and Contingencies
We are currently confronted with claims and legal proceedings. Those include claims from third parties demanding indemnification for purported infringement of third party’s patent or other intellectual proprietary rights as well as product liability claims. For these matters we assess whether provisions must be recorded and whether contingencies must be reported.
Due to uncertainties relating to these matters, provisions and contingencies are based on the best information available.
Significant judgment is required in the determination of whether and when a provision is to be recorded and what the appropriate amount for such provision should be. Notably, judgment is required in the following areas:

•	Determining whether an obligation exists

•	Determining the probability of outflow of economic benefits

•	Determining whether the amount of an obligation is reliably estimable

•	Estimating the amount of the expenditure required to settle the present obligation
At the end of each reporting period, we reassess the potential obligations related to our pending claims and litigation and adjust our respective provisions and contingencies
to reflect the current best estimate. In addition, we monitor and evaluate new information that we receive after the end of the respective reporting period, but before the Consolidated Financial Statements are authorized for issue, to determine whether this provides additional information regarding conditions that existed at the end of the reporting period. Changes to the estimates and assumptions and outcomes that differ from these estimates and assumptions, could require material adjustments to the carrying amounts of the respective provisions recorded and additional provisions.
The expected timing or amounts of any outflows of economic benefits resulting from these lawsuits and claims are uncertain and difficult to estimate or even not estimable, as they generally depend on the duration of the legal proceedings and settlement negotiations required to resolve the litigation and claims and the unpredictability of the outcomes of legal disputes in several jurisdictions.
Disclosures in respect of third-party claims and litigation for which no provisions have been recognized are made in the form of contingent liabilities, unless a potential outflow of resources is considered remote. It is not practicable to estimate the financial impact of contingent liabilities due to the uncertainties around lawsuits and claims as outlined above.
For further disclosures and carrying amounts relating to provisions and contingencies, see Note
17
.
Research and Development Expenses
The nature of our business and primary focus of our activities, including development of our platforms and manufacturing technologies, generate a significant amount of research and development expenses. Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset if, and only if, the capitalization criteria are met. We have entered into agreements under which third parties grant licenses to us. If those licenses grant access to technologies, both parties jointly perform research or development activities and both are exposed to significant risks and rewards of the activities, costs incurred with the agreements are not treated differently from costs related to own product candidates. If the agreements grant us rights to use certain patents and technologies that meet the definition of an identifiable asset, they are treated as acquired intangible assets. Based on our assessment we have concluded that, due to the inherent risk of failure in pharmaceutical development and the uncertainty of approval, these criteria are regularly not met before regulatory approval is achieved. The related expenditure is reflected in the consolidated statements of profit or loss in the period in which the expenditure is incurred. Sales-based milestone or royalty payments incurred under license agreements relating to self-developed intangibles after the approval date of the respective pharmaceutical product are recognized as expenses as incurred. Prior to initial regulatory approval, costs relating to production of pre-launch
products which do not fulfill capitalization criteria are expensed as research and development expenses in the period incurred.
Share-Based Payments
Determining the fair value of share-based payment transactions requires the most appropriate valuation for the specific program, which depends on the underlying terms and conditions. We used valuation models like a binomial or Monte-Carlo simulation model for the measurement of the cash- and equity-settled transactions’ fair value considering certain assumption relating to,
e.g.
, the volatility of stock price, the determination of an appropriate risk-free interest rate, expected dividends and the probability of reaching a minimum hurdle to exercise the relevant options. For awards which were granted prior to the initial public offering, at a time where no quoted market prices existed, the valuation model assumptions included the option’s underlying share price. For awards which were granted post the initial public offering, the grant date’s share prices on the Nasdaq Global Select Market were included in the valuation.
A retention assumption is applied when estimating the number of equity instruments for which service conditions are expected to be satisfied and will be revised in case material differences arise. Ultimately, a true-up
to the number satisfied until settlement date will be recorded.

For further disclosures relating to share-based payments, see Note 16.
Embedded Derivatives
Defining the fair value of the embedded derivative which was bifurcated from the convertible note, as host contract, requires significant judgment. We used the
Cox-Rubinstein
binomial tree model when determining the fair value of the conversion right, the embedded derivative which was bifurcated from the convertible note, as host contract. The primary inputs used in the model include stock price volatility, credit spreads, risk-free interest rate and foreign exchange forward rates. Stock price volatility is based on our implied volatility, credit risk is model implied and adjusted for movement in credit spreads for
B-rated
corporates at each valuation date, the risk-free interest rate is based on currency specific time congruent IBOR and swap rates whereas the foreign exchange forward rates are based on observable market data.
For further disclosures relating to financial instruments, see Note 12.
Income Taxes
We are subject to income taxes in more than one tax jurisdiction. Due to the increasing complexity of tax laws and the corresponding uncertainty regarding the legal interpretation by the fiscal authorities, tax calculations are generally subject to an elevated amount of uncertainty. To the extent necessary, possible tax risks are taken into account in the form of provisions.
We do not recognize or impair deferred tax assets when it is unlikely that a corresponding amount of future taxable profit will be available against which the deductible temporary differences, tax loss carry forwards and tax credits can be utilized. When determining whether sufficient future taxable profit will be available against which the deductible temporary differences, tax loss carry forwards and tax credits can be utilized, significant management judgment is required. This includes management’s assessment on the character and amounts of taxable future profits, the periods in which those profits are expected to occur, and the availability of tax planning opportunities. As a matter of policy, convincing evidence supporting the recognition of deferred tax assets is required if an entity has suffered a loss in either the current or the preceding periods.
Our management continued to determine that deferred tax assets on tax losses carried forward that relate to subsidiaries which have a loss making history cannot be recognized. This includes the assessment that those subsidiaries neither have any taxable temporary difference nor any tax planning opportunities available that could support the recognition of deferred tax assets.
For further disclosures relating to deferred taxes, see Note 8.